Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		¥ 58,832	¥ 9,473	¥ 49,267		¥ 11,830
Provision for credit losses, Allowance for current expected credit losses		(273)	(206)	8,924	[1]	(2,476)
Charge-offs, Allowance for current expected credit losses		(10)	(677)	(17)		(677)
Other, Allowance for current expected credit losses	[2]	504	(131)	879		(218)
Ending balance, Allowance for current expected credit losses		59,053	8,459	59,053		8,459
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans	[3]	2,587	2,881	4,517		3,154
Provision for credit losses, Allowance for receivables other than loans	[3]	75	31	78	[1]	1,075
Charge-offs, Allowance for receivables other than loans	[3]	(5)	7	(62)		(1,315)
Other, Allowance for receivables other than loans	[2],[3]	1	(22)	(1,875)		(17)
Ending balance, Allowance for receivables other than loans	[3]	2,658	2,897	2,658		2,897
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses		61,419	12,354	53,784
Opening balance after CECL adoption			14,984			14,984
Provision for credit losses, Total allowance for current expected credit losses		(198)	(175)	9,002	[1]	(1,401)
Charge-offs, Total allowance for current expected credit losses		(15)	(670)	(79)		(1,992)
Other, Total allowance for current expected credit losses	[2]	505	(153)	(996)		(235)
Ending balance, Total allowance for current expected credit losses		61,711	11,356	61,711		11,356
Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses						9,860
Impact of CECL adoption	[4]		1,970			1,970
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans	[3]					3,152
Impact of CECL adoption	[3],[4]		2			2
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses						13,012
Impact of CECL adoption	[4]		1,972			1,972
Loans at banks [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		1,273	1,454	1,282		1,796
Provision for credit losses, Allowance for current expected credit losses			110		[1]	(232)
Charge-offs, Allowance for current expected credit losses			(318)			(318)
Other, Allowance for current expected credit losses	[2]	170		161
Ending balance, Allowance for current expected credit losses		1,443	1,246	1,443		1,246
Loans at banks [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses						1,564
Impact of CECL adoption	[4]		232			232
Short-term secured margin loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses			292			352
Provision for credit losses, Allowance for current expected credit losses			76		[1]
Charge-offs, Allowance for current expected credit losses			(359)			(359)
Other, Allowance for current expected credit losses	[2]		(9)			7
Ending balance, Allowance for current expected credit losses
Short-term secured margin loans [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses						352
Impact of CECL adoption	[4]
Corporate loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		57,559	7,727	47,985		9,682
Provision for credit losses, Allowance for current expected credit losses		(273)	(392)	8,924	[1]	(2,244)
Charge-offs, Allowance for current expected credit losses		(10)	0	(17)		0
Other, Allowance for current expected credit losses	[2]	334	(122)	718		(225)
Ending balance, Allowance for current expected credit losses		¥ 57,610	7,213	¥ 57,610		7,213
Corporate loans [Member] | Previously Reported [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses						7,944
Impact of CECL adoption	[4]		¥ 1,738			¥ 1,738

[1]	As of September 30, 2021, following the default of a client arising from the U.S. Prime Brokerage Event, an additional allowance for current expected credit losses of ¥9,289 million was taken on the loans with the client.
[2]	Includes recoveries collected and the effect of foreign exchange movements.
[3]	Includes collateralized agreements, customer contract assets and receivables and other receivables.
[4]	The balance recognized on April 1, 2020 on adoption of ASC 326.